UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Longbow Capital Partners, L.P.
           --------------------------------------------------
Address:    598 Madison Avenue
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11083
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas M. Fitzgerald III
           --------------------------------------------------
Title:       Managing Member
           --------------------------------------------------
Phone:       (212) 345-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Thomas M. Fitzgerald III       New York, New York      May 14, 2007
-----------------------------      -------------------      ----------------
       [Signature]                  [City, State]               [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          32
                                               -------------

Form 13F Information Table Value Total:         $605,737
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.               13F File Number                Name

NONE


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                                                  Form 13F INFORMATION TABLE

    COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- -----------------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
    NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED     NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------   ------   --------
ALLEGHENY ENERGY INC         COM            017361106   61,558  1,252,700 SH       SOLE                1,252,700     0
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN ELEC PWR INC        COM            025537101   72,762  1,492,561 SH       SOLE                1,492,561     0
------------------------------------------------------------------------------------------------------------------------------------
ATMOS ENERGY CORP            COM            049560105   12,643    404,200 SH       SOLE                  404,200     0
------------------------------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC            COM            20854P109    3,995    102,100 SH       SOLE                  102,100     0
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION ENERGY GROUP I COM            210371100   53,622    616,700 SH       SOLE                  616,700     0
------------------------------------------------------------------------------------------------------------------------------------
EDISON INTL                  COM            281020107   30,859    628,100 SH       SOLE                  628,100     0
------------------------------------------------------------------------------------------------------------------------------------
ENBRIDGE ENERGY MANAGEMENT L SHS UNITS LLI  29250X103    5,445    100,816 SH       SOLE                  100,816     0
------------------------------------------------------------------------------------------------------------------------------------
ENERGY TRANSFER EQUITY L P   COM UT LTD PTN 29273V100    5,322    145,000 SH       SOLE                  145,000     0
------------------------------------------------------------------------------------------------------------------------------------
ENERGY TRANSFER PRTNRS L P   UNIT LTD PARTN 29273R109    3,099     53,200 SH       SOLE                   53,200     0
------------------------------------------------------------------------------------------------------------------------------------
ENTERGY CORP NEW             COM            29364G103   28,643    273,000 SH       SOLE                  273,000     0
------------------------------------------------------------------------------------------------------------------------------------
ESCO TECHNOLOGIES INC        COM            296315104    1,479     33,000 SH       SOLE                   33,000     0
------------------------------------------------------------------------------------------------------------------------------------
EXELON CORP                  COM            30161N101    2,061     30,000 SH       SOLE                   30,000     0
------------------------------------------------------------------------------------------------------------------------------------
FLUOR CORP NEW               COM            343412102    6,585     73,400 SH       SOLE                   73,400     0
------------------------------------------------------------------------------------------------------------------------------------
GENERAL CABLE CORP DEL NEW   COM            369300108    6,540    122,400 SH       SOLE                  122,400     0
------------------------------------------------------------------------------------------------------------------------------------
GREAT PLAINS ENERGY INC      COM            391164100   25,356    781,400 SH       SOLE                  781,400     0
------------------------------------------------------------------------------------------------------------------------------------
ITRON INC                    COM            465741106    5,073     78,000 SH       SOLE                   78,000     0
------------------------------------------------------------------------------------------------------------------------------------
MCDERMOTT INTL INC           COM            580037109    3,296     67,300 SH       SOLE                   67,300     0
------------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC               COM NEW        629377508   61,700    856,465 SH       SOLE                  856,465     0
------------------------------------------------------------------------------------------------------------------------------------
NORTHEAST UTILS              COM            664397106   31,470    960,337 SH       SOLE                  960,337     0
------------------------------------------------------------------------------------------------------------------------------------
PEABODY ENERGY CORP          COM            704549104    2,266     56,300 SH       SOLE                   56,300     0
------------------------------------------------------------------------------------------------------------------------------------
PEPCO HOLDINGS INC           COM            713291102   29,920  1,031,000 SH       SOLE                1,031,000     0
------------------------------------------------------------------------------------------------------------------------------------
PLAINS ALL AMERN PIPELINE L P COM           726503105    2,881     50,000 SH       SOLE                   50,000     0
------------------------------------------------------------------------------------------------------------------------------------
QUESTAR CORP                 COM            748356102    5,897     66,100 SH       SOLE                   66,100     0
------------------------------------------------------------------------------------------------------------------------------------
SIERRA PAC RES NEW           COM            826428104   31,673  1,822,404 SH       SOLE                1,822,404     0
------------------------------------------------------------------------------------------------------------------------------------
TARGA RESOURCES PARTNERS LP  COM UNIT       87611X105    5,262    182,692 SH       SOLE                  182,692     0
------------------------------------------------------------------------------------------------------------------------------------
UNION PAC CORP               COM            907818108    1,016     10,000 SH       SOLE                   10,000     0
------------------------------------------------------------------------------------------------------------------------------------
UNISOURCE ENERGY CORP        COM            909205106   21,835    581,500 SH       SOLE                  581,500     0
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UNIVERSAL COMPRESSION HLDGS INC   COM       913431102    3,601     53,200 SH       SOLE                   53,200     0
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WASHINGTON GROUP INTL INC    COM NEW        938862208    3,221     48,500 SH       SOLE                   48,500     0
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WILLIAMS COMPANIES INC DEL   COM            969457100    5,151    181,000 SH       SOLE                  181,000     0
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WILLIAMS PARTNERS L P        COM UNIT       96950F104    9,250    193,800 SH       SOLE                  193,800     0
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WISCONSIN ENERGY CORP        COM            976657106   62,256  1,283,100 SH       SOLE                1,283,100     0

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